OTHER INCOME (EXPENSES), NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER INCOME (EXPENSES), NET
Settlement of TJ Biopharma repurchase obligations	$ (12,388,000)
Fair value change and extinguishment of put right liabilities	13,852,000	$ (1,118,000)	$ 5,070,000
Net foreign exchange losses	(5,573,000)	(8,044,000)	(33,751,000)
Income of incentive payment from depository bank	1,273,000	1,214,000	433,000
Impairment of long-lived assets	(1,246,000)	0	0
Other	(636,000)	(142,000)	(21,000)
Total other expense, net	$ (4,718,000)	$ (8,090,000)	$ (28,269,000)